Business Segments (Schedule Of Segment Premium Revenue By Each Marketing Groups) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	$ 2,657,345	$ 2,652,274	$ 2,612,596
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	1,726,244	1,663,699	1,591,853
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	930,493	987,937	1,020,202
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Annuity [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	608	638	541
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
United American Independent [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	329,944	340,696	355,481
Distribution channel premium as percentage of segment premium	12.00%	13.00%	14.00%
United American Independent [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	22,846	25,534	28,498
Distribution channel premium as percentage of segment premium	1.00%	1.00%	2.00%
United American Independent [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	306,490	314,524	326,442
Distribution channel premium as percentage of segment premium	33.00%	32.00%	32.00%
United American Independent [Member] | Annuity [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	608	638	541
Distribution channel premium as percentage of segment premium	100.00%	100.00%	100.00%
Liberty National Exclusive [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	578,415	625,643	687,007
Distribution channel premium as percentage of segment premium	22.00%	24.00%	26.00%
Liberty National Exclusive [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	288,308	294,587	298,485
Distribution channel premium as percentage of segment premium	17.00%	18.00%	19.00%
Liberty National Exclusive [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	290,107	331,056	388,522
Distribution channel premium as percentage of segment premium	31.00%	34.00%	38.00%
American Income Exclusive [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	688,033	639,708	582,996
Distribution channel premium as percentage of segment premium	26.00%	24.00%	22.00%
American Income Exclusive [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	607,914	560,649	507,899
Distribution channel premium as percentage of segment premium	35.00%	34.00%	32.00%
American Income Exclusive [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	80,119	79,059	75,097
Distribution channel premium as percentage of segment premium	9.00%	8.00%	7.00%
Direct Response [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	650,717	620,932	583,433
Distribution channel premium as percentage of segment premium	25.00%	23.00%	22.00%
Direct Response [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	593,650	566,604	536,878
Distribution channel premium as percentage of segment premium	35.00%	34.00%	33.00%
Direct Response [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	57,067	54,328	46,555
Distribution channel premium as percentage of segment premium	6.00%	5.00%	5.00%
Medicare Part D [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	196,710	208,970	183,586
Distribution channel premium as percentage of segment premium	7.00%	8.00%	7.00%
Medicare Part D [Member] | Health Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	196,710	208,970	183,586
Distribution channel premium as percentage of segment premium	21.00%	21.00%	18.00%
Other [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	213,526	216,325	220,093
Distribution channel premium as percentage of segment premium	8.00%	8.00%	9.00%
Other [Member] | Life Insurance [Member]
Segment Reporting Information [Line Items]
Segment premium revenue, Amount	$ 213,526	$ 216,325	$ 220,093
Distribution channel premium as percentage of segment premium	12.00%	13.00%	14.00%